UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2005

Check here if Amendment ______; Amendment Number: __________
  This Amendment (Check only one.):	_____ is a restatement.
					_____ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		  Winslow Asset Management, Inc.
Address:		  25201 Chagrin Boulevard
		  Suite 185
		  Beachwood, Ohio 44122

Form 13F File Number: 	28-10889

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Susan F. Akers
Title:	Vice President, Chief Compliance Officer
Phone:	216-360-4700

Signature, Place and Date of Signing:

/s/ SUSAN F. AKERS		Beachwood, Ohio		January 24, 2006
SUSAN F. AKERS

Report Type (Check only one.):

?	13F HOLDINGS REPORTS (Check here if all holdings of this
       reporting manager are reported in this report).

13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager (s).)



FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	91

Form 13F Information Table Value Total:	$226,875	(thousands)


List of Other Included Managers:

NONE





Market



Voting


Value

Investment
Other
Authority
Security
Cusip
(x $1000)
Quantity
Discretion
Managers
Sole







3M CO COM
88579y101
$202
2,600
Sole
None
2,600
ADMINISTAFF INC COM
007094105
$4,495
106,905
Sole
None
106,905
ALLSTATE CORP COM
020002101
$214
3,967
Sole
None
3,967
ALLTEL CORP COM
020039103
$3,267
51,769
Sole
None
51,769
ALTRIA GROUP INC COM
02209s103
$562
7,515
Sole
None
7,515
AMERICAN EXPRESS CO COM
025816109
$1,498
29,110
Sole
None
29,110
AMERICAN INTL GROUP INC COM
026874107
$3,827
56,094
Sole
None
56,094
AMERIPRISE FINL INC COM
03076c106
$235
5,724
Sole
None
5,724
AQUANTIVE INC COM
03839g105
$478
18,925
Sole
None
18,925
BAKER HUGHES INC COM
057224107
$1,696
27,900
Sole
None
27,900
BANK OF AMERICA CORP COM
060505104
$566
12,265
Sole
None
12,265
BEAZER HOMES USA INC COM
07556Q105
$4,549
62,446
Sole
None
62,446
BIG LOTS INC COM
089302103
$2,807
233,692
Sole
None
233,692
BJS WHOLESALE CLUB INC COM
05548J106
$2,778
93,970
Sole
None
93,970
BP PLC SPONSORED ADR
055622104
$1,012
15,752
Sole
None
15,752
BRIGHT HORIZONS FAMILY SOLUTIONS
COM
109195107
$3,583
96,695
Sole
None
96,695
BRINKER INTL INC COM
109641100
$3,956
102,335
Sole
None
102,335
BRISTOL-MYERS SQUIBB CO COM
110122108
$1,442
62,744
Sole
None
62,744
CAMDEN PPTY TR SH BEN INT
133131102
$2,912
50,271
Sole
None
50,271
CATERPILLAR INC DEL COM
149123101
$237
4,100
Sole
None
4,100
CENDANT CORPORATION COM
151313103
$3,429
198,788
Sole
None
198,788
CENTEX CORP COM
152312104
$2,429
33,975
Sole
None
33,975
CHEVRON CORP NEW COM
166764100
$1,248
21,982
Sole
None
21,982
CISCO SYS INC COM
17275R102
$2,267
132,416
Sole
None
132,416
CITIGROUP INC COM
172967101
$1,978
40,756
Sole
None
40,756
COMCAST CORP COM CL A
20030N101
$2,852
110,018
Sole
None
110,018
DUKE REALTY INVT INC COM NEW
264411505
$1,772
53,050
Sole
None
53,050
E MED FUTURE INC COM
26875d108
$6
133,000
Sole
None
133,000
EASTMAN KODAK CO COM
277461109
$1,645
70,315
Sole
None
70,315
EMDEON CORP COM
290849108
$276
32,575
Sole
None
32,575
EOG RES INC COM
26875P101
$5,582
76,085
Sole
None
76,085
ESTEE LAUDER COS INC COM
518439104
$2,678
79,990
Sole
None
79,990
EXXON CORP COM
30231G102
$1,364
24,285
Sole
None
24,285
FIRSTMERIT CORP COM
337915102
$2,616
100,947
Sole
None
100,947
FOREST CITY ENTERPRISES INC COM CL A
345550107
$3,553
93,670
Sole
None
93,670
FRANKLIN RES INC COM
354613101
$4,658
49,545
Sole
None
49,545
FREESCALE SEMICONDUCTR CL B
35687m206
$2,718
107,973
Sole
None
107,973
GATX CORP COM
361448103
$3,455
95,750
Sole
None
95,750
GENCORP INC COM
368682100
$3,655
205,889
Sole
None
205,889
GENERAL ELEC CO COM
369604103
$4,163
118,786
Sole
None
118,786
HALLIBURTON CO COM
406216101
$4,446
71,760
Sole
None
71,760
HEWLETT PACKARD CO COM
428236103
$3,757
131,223
Sole
None
131,223
HILFIGER TOMMY CORP ORD
G8915Z102
$2,079
128,000
Sole
None
128,000
HORACE MANN EDUCTR CP COM
440327104
$570
30,050
Sole
None
30,050
INTEL CORP COM
458140100
$3,507
140,502
Sole
None
140,502
INTERNATIONAL BUS MACH COM
459200101
$426
5,179
Sole
None
5,179
ITT INDS INC IND COM
450911102
$2,154
20,950
Sole
None
20,950
J P MORGAN CHASE & CO COM
46625H100
$1,234
31,085
Sole
None
31,085
KENNAMETAL INC COM
489170100
$3,056
59,870
Sole
None
59,870
KIMBERLY CLARK CORP COM
494368103
$302
5,064
Sole
None
5,064
LEHMAN BROS HLDGS INC COM
524908100
$5,650
44,080
Sole
None
44,080
LOEWS CORP COM
540424108
$2,086
21,994
Sole
None
21,994
LUBRIZOL CORP COM
549271104
$2,668
61,425
Sole
None
61,425
MAGELLAN MIDSTREAM PRT COM UNIT RP
LP
559080106
$514
15,950
Sole
None
15,950
MERCK & CO INC COM
589331107
$2,953
92,829
Sole
None
92,829
MERRILL LYNCH
590188108
$210
3,100
Sole
None
3,100
MICROSOFT CORP COM
594918104
$486
18,598
Sole
None
18,598
MILLS CORP COM
601148109
$2,742
65,385
Sole
None
65,385
MORGAN STANLEY DEAN WITTER & CO
NEW
617446448
$531
9,361
Sole
None
9,361
MOTOROLA
620076109
$3,921
173,590
Sole
None
173,590
NATIONAL SEMICONDUCTOR COM
637640103
$3,817
146,925
Sole
None
146,925
NEWFIELD EXPL CO COM
651290108
$3,312
66,151
Sole
None
66,151
NORDSON CORP COM
655663102
$4,005
98,860
Sole
None
98,860
NORDSTROM INC COM
655664100
$6,909
184,740
Sole
None
184,740
NORTHROP GRUMMAN CORP COM
666807102
$2,277
37,882
Sole
None
37,882
OHIO SVGS FINL CORP COM
677502106
$636
82
Sole
None
82
OMNICARE INC COM
681904108
$687
12,000
Sole
None
12,000
ORACLE CORP COM
68389X105
$2,611
213,805
Sole
None
213,805
OWENS & MINOR INC NEW COM
690732102
$2,229
80,954
Sole
None
80,954
PFIZER INC COM
717081103
$1,115
47,798
Sole
None
47,798
PROCTER & GAMBLE CO COM
742718109
$607
10,483
Sole
None
10,483
PROGRESSIVE CORP OHIO COM
743315103
$8,031
68,769
Sole
None
68,769
SCHLUMBERGER LTD COM
806857108
$4,242
43,660
Sole
None
43,660
SCHWAB CHARLES CORP NEW COM
808513105
$3,177
216,575
Sole
None
216,575
SCUDDER INTL FD INC GR EURO GRW A
811165695
$736
24,707
Sole
None
24,707
SCUDDER NEW ASIA FD COM
811183102
$1,530
77,345
Sole
None
77,345
SIMON PPTY GROUP NEW COM
828806109
$1,640
21,408
Sole
None
21,408
ST PAUL TRAVELERS INC COM
792860108
$3,851
86,208
Sole
None
86,208
STARWOOD HOTELS&RESORT PAIRED CTF
85590A203
$4,186
65,554
Sole
None
65,554
STERIS CORP COM
859152100
$3,416
136,527
Sole
None
136,527
TEMPUR PEDIC INTL INC COM
88023u101
$2,792
242,775
Sole
None
242,775
TENET HEALTHCARE CORP COM
88033G100
$1,599
208,700
Sole
None
208,700
TERADYNE INC COM
880770102
$2,359
161,875
Sole
None
161,875
TETRA TECH INC NEW COM
88162G103
$3,556
226,941
Sole
None
226,941
TIME WARNER INC COM
887317105
$3,563
204,313
Sole
None
204,313
TRANSOCEAN INC COM
G90078109
$5,013
71,929
Sole
None
71,929
UBS AG ORD
H8920M855
$367
3,856
Sole
None
3,856
WACHOVIA CORP 2ND NEW COM
929903102
$2,299
43,493
Sole
None
43,493
WALT DISNEY CO COM
254687106
$3,572
149,020
Sole
None
149,020
WEBSENSE INC COM
947684106
$3,210
48,900
Sole
None
48,900
WILD OATS MARKETS INC COM
96808B107
$3,587
296,934
Sole
None
296,934









$226,875